FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        March 1, 1996





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



Re:          Fidelity Sterling Performance Portfolio, L.P. (the fund)

             File No. 33-13421 and 811-5112

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, which were filed electronically.
                        Very truly yours,







                        /s/Arthur S. Loring
                           Arthur S. Loring
                           Secretary